Income tax - Reconciliation between theoretical and actual income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes
Profit (loss) before tax	₽ 20,616	₽ 14,365	₽ 11,954
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(3,464)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	1,098
Non-deductible expenses	(319)
Income tax associated with earnings of foreign subsidiaries	(338)
Unrecognized deferred tax assets	(57)
Income tax expense for the year	₽ (3,080)	(3,119)	(2,513)
Discontinued operations
Disclosure of income taxes
Profit (loss) before tax		(2,509)	(5,575)
(Increase)/decrease resulting from the tax effect of:
Income tax expense for the year		201	1,021
Continuing and discontinued operations
Disclosure of income taxes
Profit (loss) before tax		11,856	6,379
Theoretical income tax expense at the domestic rate in each individual jurisdiction		(2,043)	(824)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income		216	23
Non-deductible expenses		(675)	(387)
Income tax associated with earnings of foreign subsidiaries		(333)	(202)
Unrecognized deferred tax assets		(83)	(102)
Income tax expense for the year		₽ (2,918)	₽ (1,492)